Leases (Details) - Schedule of Maturities of Lease Liability - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Schedule of Maturities of Lease Liability [Abstract]
Fiscal year 2024	$ 24
Fiscal year 2025	12
Total Future minimum lease payments	36
Less: Imputed interest
Total	$ 36